Financial instruments (Schedule of significant unobservable inputs used in fair value measurement of assets and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Gold prepayment liability	$ 0.0	$ 55.9	$ 71.2
Wheaton refund liability	7.3	6.7
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Provisionally priced receivables	171.3	0.0
Non-hedge derivatives	14.3	1.4
Investments	12.1	6.5
Financial assets measured at fair value	26.4	7.9
Non-hedge derivatives	0.3	11.8
Gold prepayment liability	0.0	55.9
Agreements with communities	70.4	53.5
Wheaton refund liability	9.9	10.3
Senior secured revolving credit facilities	(3.6)	96.9
Senior unsecured notes	1,111.6	1,176.3
Financial liabilities measured at fair value	1,192.2	1,404.7
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Provisionally priced receivables	0.0	0.0
Non-hedge derivatives	0.0	0.0
Investments	12.1	6.5
Financial assets measured at fair value	12.1	6.5
Non-hedge derivatives	0.0	0.0
Gold prepayment liability		0.0
Agreements with communities	0.0	0.0
Wheaton refund liability	0.0	0.0
Senior secured revolving credit facilities		0.0
Senior unsecured notes	1,111.6	1,176.3
Financial liabilities measured at fair value	1,111.6	1,176.3
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Provisionally priced receivables	171.3	166.9
Non-hedge derivatives	14.3	1.4
Investments	0.0	0.0
Financial assets measured at fair value	14.3	1.4
Non-hedge derivatives	0.3	11.8
Gold prepayment liability		55.9
Agreements with communities	0.0	0.0
Wheaton refund liability	0.0	0.0
Senior secured revolving credit facilities		0.0
Senior unsecured notes	0.0	0.0
Financial liabilities measured at fair value	0.3	67.7
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Provisionally priced receivables	0.0	0.0
Non-hedge derivatives	0.0	0.0
Investments	0.0	0.0
Financial assets measured at fair value	0.0	0.0
Non-hedge derivatives	0.0	0.0
Gold prepayment liability		0.0
Agreements with communities	70.4	53.5
Wheaton refund liability	9.9	10.3
Senior secured revolving credit facilities		96.9
Senior unsecured notes	0.0	0.0
Financial liabilities measured at fair value	$ 80.3	$ 160.7